4. Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents

4    Cash and cash equivalents

These are financial assets measured at amortized cost through the effective interest rate method. The Company’s Management determines the classification of its financial assets upon initial recognition.

	2019	2018

Cash and banks	101,928	93,960
Unrestrictedly available financial investments:
CDBs/Repurchases	2,182,882	981,570

	2,284,810	1,075,530

Bank Deposit Certificates (“CDBs”) and Repurchases are nominative securities issued by banks and sold to the public as a means of raising funds. Such securities can be traded during the contracted period, at any time, without any significant loss of value, and are used to repay the short-term obligations of the Company.

The annual average return on the Company’s investments in CBDs and Repurchases is 99.95% (100.27% at December 31, 2018) of the Interbank Deposit Certificate (“CDI”) rate.